Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ 150,819		$ 127,141	[1]	$ 95,397
Other comprehensive (loss) income:
Unrealized net gain (loss) on qualifying cash flow hedging instruments	7,370	[2]	(3,950)	[2]	934	[2]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(775)	[3]	0	[3]	0	[3]
Other comprehensive income (loss)	6,595		(3,950)		934
Comprehensive income (loss)	157,414		123,191		96,331
Comprehensive income (loss) attributable to:
Comprehensive Income Owners And Dropdown Predecessors Equity	147,891		112,468		86,468
Non-controlling interests	$ 9,523		$ 10,723		$ 9,863

[1]	The post acquisition net income in 2012 relating to the NR Satu (from July 19, 2012 to December 31, 2012) and the Golar Grand (from November 8, 2012 to December 31, 2012) included within net income amounted to $11.5 million and $4.8 million, respectively.
[2]	There is no tax impact on any of the periods presented.
[3]	Amounts reclassified from accumulated other comprehensive income (loss) to 'Other financial items, net' on the consolidated and combined carve-out statements of operations relate to gains on cash flow hedges in respect of interest rate swaps.